Loans and Allowance for Loan Losses, Risk Category of Loans (Details) $ in Thousands		Dec. 31, 2021 USD ($) Loan	Dec. 31, 2020 USD ($) Loan
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		$ 4,438,779	$ 4,244,470
Impaired loans included in classified loans		226	796
New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	3,132,378	3,061,352
Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		1,306,401	1,183,118
PPP Loans [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		$ 10,000	$ 29,000
Number of loans granted | Loan		344	663
Amount of loans granted		$ 23,000	$ 46,000
Number of loans remain outstanding | Loan		190	514
Commercial [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		$ 200,200	$ 212,492
Commercial [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	177,952	193,707
Commercial [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		22,248	18,785
Commercial [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		197,934	208,474
Commercial [Member] | Pass [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	176,226	190,263
Commercial [Member] | Pass [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		21,708	18,211
Commercial [Member] | Classified [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		2,266	4,018
Commercial [Member] | Classified [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	1,726	3,444
Commercial [Member] | Classified [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		540	574
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		168,716	167,441
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	147,063	148,775
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		21,653	18,666
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		166,613	163,833
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	145,500	145,741
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		21,113	18,092
Commercial [Member] | Commercial Real Estate [Member] | Classified [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		2,103	3,608
Commercial [Member] | Commercial Real Estate [Member] | Classified [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	1,563	3,034
Commercial [Member] | Commercial Real Estate [Member] | Classified [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		540	574
Commercial [Member] | Other [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		31,484	45,051
Commercial [Member] | Other [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	30,889	44,932
Commercial [Member] | Other [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		595	119
Commercial [Member] | Other [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		31,321	44,641
Commercial [Member] | Other [Member] | Pass [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	30,726	44,522
Commercial [Member] | Other [Member] | Pass [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		595	119
Commercial [Member] | Other [Member] | Classified [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		163	410
Commercial [Member] | Other [Member] | Classified [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	163	410
Commercial [Member] | Other [Member] | Classified [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		0	0
Commercial [Member] | PPP Loans [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		$ 10,000	$ 29,000

[1]	Includes New York, New Jersey, Vermont and Massachusetts.